Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rates
%
Computers and Electronic Equipment	33
Laboratory and clinical experiments equipment	15
Leasehold improvements	(*)
Office furniture and equipment	7 - 15
(*)	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.

Schedule of fair value measurement hierarchy
	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(109)	(1,113)	(1,222)
	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(134)	(2,038)	(2,172)